UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2006

               Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Troob Capital Management LLC
Address:        777 Westchester Avenue, Suite 203
                White Plains, New York 10604

13F File Number:  028-11213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------
(Signature)

White Plains, New York
--------------------------
(City, State)

November 10, 2006
--------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F Summary Page

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $29,644 (thousands)

List of Other Included Managers:

         None

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                                                 FORM 13F
                                                                                                 (SEC USE ONLY)

QTR ENDED: 09/30/06                     Name of Reporting Managers: Troob Capital Management LLC


      Item 1:          Item 2:     Item3:     Item 4:     Item 5:             Item 6:   Item 7:            Item 8:
   Name of Issuer  Title of Class  CUSIP    Fair Market  Shares or           Investment  Other         Voting Authority
                                              Value     Principal  Sh/ Put/ Discretion Managers
                                             (x $1000)    Amount   Prn Call                      (a) Sole (b) Shared (c) None

AMR Corp                COM          001765956     39          470  SH  Put     SOLE                 470
AMR Corp                COM          001765956     84          494  SH  Put     SOLE                 494
Atlas Air Worldwide     COM          049164205  4,171       95,847  SH          SOLE              95,847
BE Aerospace, Inc.      COM          073302901      6          492  SH  Put     SOLE                 492
BE Aerospace, Inc.      COM          073302101  5,551      263,213  SH  Call    SOLE             263,213
Ball Corp               COM          058498956     18          718  SH          SOLE                 718
Constar International
 Inc New                COM New      21036U107  1,326      222,177  SH          SOLE             222,177
Crown Holdings Inc      COM          228368106  2,992      160,853  SH          SOLE             160,853
Deere & Co              COM          244199955     62          638  SH  Put     SOLE                 638
Exide Technologies      COM New      302051206  1,163      311,912  SH          SOLE             311,912
Ishares Trust           Russell 2000 464287955    378        2,609  SH  Put     SOLE               2,609
Lyondell Chemical Co    COM          552078107    152        6,000  SH          SOLE               6,000
NationsHealth Inc       COM          63860C100    121       77,306  SH          SOLE              77,306
Paxar Corp              COM          704227107  6,953      347,989  SH          SOLE             347,989
Six Flags Inc           COM          83001P109    865      165,316  SH          SOLE             165,316
United Rentals Inc      COM          911363109      2           14  SH  Call    SOLE                  14
United Rentals Inc      COM          911363109  5,615      241,489  SH          SOLE             241,489
Weyerhaeuser Co         COM          962166104    123        2,000  SH          SOLE               2,000
Weyerhaeuser Co         COM          962116904     23          570  SH  Call    SOLE                 570


                              Value Total      29,644

                              Entry Total:         19

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